EQUITY INVESTMENTS AND OTHER FINANCIAL ASSETS - Other financial assets (Details) ¥ in Millions, $ in Millions		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of financial assets [line items]
Other financial assets		¥ 74,344	$ 11,426	¥ 52,889
Other financial assets classified at FVTPL [member] | Current: Non-publicly traded investments [member]
Disclosure of financial assets [line items]
Other financial assets		74,344		52,889
Other financial assets classified at FVTPL [member] | Corporate wealth management products [member]
Disclosure of financial assets [line items]
Other financial assets	[1]	66,229		46,958
Other financial assets classified at FVTPL [member] | Money market funds [member]
Disclosure of financial assets [line items]
Other financial assets	[2]	¥ 8,115		¥ 5,931

[1]	The corporate wealth management products will mature from January 8, 2018 to November 6, 2018 (2016: January 10, 2017 to December 5, 2017).
[2]	The money market funds can be redeemed at any time.